THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND JUNE 30, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 95.6%

	Shares	Value
CONSUMER DISCRETIONARY — 25.2%

Boot Barn Holdings *	180,624	$15,297,047

Dorman Products *	190,551	15,021,135

Malibu Boats, Cl A *	214,291	12,570,310

Murphy USA	72,266	22,482,675

Polaris	152,242	18,410,625

Thor Industries	134,106	13,879,971

		97,661,763

CONSUMER STAPLES — 16.0%

Boston Beer, Cl A *	50,362	15,533,655

Darling Ingredients *	441,048	28,134,452

MGP Ingredients	173,367	18,425,445

		62,093,552

FINANCIALS — 3.5%

Live Oak Bancshares	519,967	13,680,332

HEALTH CARE — 5.7%

US Physical Therapy	181,534	22,036,412

INDUSTRIALS — 30.2%

AGCO	130,233	17,115,221

Armstrong World Industries	199,544	14,658,502

Brink’s	269,978	18,312,608

Dycom Industries *	240,324	27,312,823

Enerpac Tool Group, Cl A	754,736	20,377,872

Timken	211,757	19,382,118

		117,159,144

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND JUNE 30, 2023 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
INFORMATION TECHNOLOGY — 4.4%

Belden	175,486	$16,785,236

MATERIALS — 10.6%

Ingevity *	323,698	18,826,276

Louisiana-Pacific	74,379	5,576,937

Stepan	173,586	16,587,878

		40,991,091

TOTAL COMMON STOCK (Cost $311,960,008)		370,407,530

TOTAL INVESTMENTS— 95.6% (Cost $311,960,008)		$370,407,530

Percentages are based on Net Assets of $387,623,442.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND JUNE 30, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 92.5%

	Shares	Value
CONSUMER DISCRETIONARY — 20.8%

Boot Barn Holdings *	28,145	$2,383,600

Murphy USA	9,404	2,925,678

Polaris	21,914	2,650,060

Thor Industries	17,945	1,857,308

		9,816,646

CONSUMER STAPLES — 14.2%

Boston Beer, Cl A *	7,285	2,246,985

Darling Ingredients *	53,077	3,385,782

MGP Ingredients	10,277	1,092,240

		6,725,007

HEALTH CARE — 5.3%

US Physical Therapy	20,847	2,530,617

INDUSTRIALS — 43.7%

AGCO	15,445	2,029,782

Armstrong World Industries	26,863	1,973,356

Brink’s	31,996	2,170,289

Broadridge Financial Solutions	16,708	2,767,346

Dycom Industries *	28,601	3,250,504

IDEX	5,512	1,186,513

Timken	25,251	2,311,224

Trex *	31,400	2,058,584

Watsco	7,612	2,903,749

		20,651,347

MATERIALS — 8.5%

Ingevity *	38,915	2,263,296

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND JUNE 30, 2023 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
MATERIALS — (continued)

Louisiana-Pacific	23,258	$1,743,885

		4,007,181

TOTAL COMMON STOCK (Cost $32,286,212)		43,730,798

TOTAL INVESTMENTS— 92.5% (Cost $32,286,212)		$43,730,798

Percentages are based on Net Assets of $47,293,930.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

SAM-QH-001-0500